INCOME TAXES - Additional information (Details)	Dec. 31, 2020 USD ($)
Operating Loss Carryforwards [Line Items]
Federal NOL	$ 1,330,000
Federal NOL that does not expire	350,000
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Federal NOL	$ 350,000